Sources of Income or Loss from Continuing Operations Before Income Taxes and Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic income (loss)	$ 160,755	$ 4,089	$ (208,699)
Foreign (loss) income	14,698	(46,454)	44,398
Income (loss) from continuing operations before tax	$ 175,453	$ (42,365)	$ (164,301)